Description of Organization and Business Operations (Details) - USD ($)					12 Months Ended
	Oct. 19, 2021	May 20, 2020	Apr. 01, 2020	Jan. 31, 2015	Dec. 31, 2023	Mar. 13, 2024	Dec. 31, 2022	Dec. 31, 2021
Description of Organization and Business Operations [Line items]
Par value (in Dollars per share)					$ 0.0001		$ 0.0001
Deferred underwriting fee payable					$ 3,500,000		$ 3,500,000
Net proceed in sale of stock					$ 101,500,000
Net proceeds of sale (in Dollars per share)					$ 10.15
Maturity date					185 days
Least of assets held in trust account					80.00%
Aggregate common stock percentage					15.00%
Public shares					100.00%
Business combination consummation date					Jul. 19, 2024
Business combination consummation month					33 months
Business days thereafter					10 days
Interest to pay dissolution expenses					$ 100,000
Net tangible assets					5,000,001
Deposits					$ 100,000
Deposits asset price per share (in Dollars per share)					$ 0.04
Shares held in trust account price per share (in Dollars per share)					$ 10.15
Shares of common stock (in Shares)					87,380
Redeemed price per shares (in Dollars per share)					$ 10.9
Aggregate payment amount					$ 952,940
Cash					48,395
Trust account Iesser					6,049,745
Underwriting Agreement [Member]
Description of Organization and Business Operations [Line items]
Deferred underwriting fee payable					3,500,000
Common Stock [Member]
Description of Organization and Business Operations [Line items]
Par value (in Dollars per share)	$ 0.0001
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line items]
Outstanding warrants					$ 107,713		$ 356,666	$ 2,354,000
IPO [Member]
Description of Organization and Business Operations [Line items]
Initial public offering (in Shares)					10,000,000
Number of shares issued per unit (in Shares)	1				1
Number of shares issued per unit (in Shares)	1				1
Shares issued, price per share (in Dollars per share)					$ 10
Initial public offering amount					$ 6,101,730
Initial public offering consisting					2,000,000
Deferred underwriting fee payable					3,500,000
Other costs					$ 601,730
IPO [Member] | Common Stock [Member]
Description of Organization and Business Operations [Line items]
Initial public offering (in Shares)	10,000,000
Shares issued, price per share (in Dollars per share)	$ 10
Gross proceeds	$ 100,000,000
IPO [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line items]
Outstanding warrants	$ 9,986,666
Private Placement [Member]
Description of Organization and Business Operations [Line items]
Sale of stock price per share (in Dollars per share)	$ 0.75
Private Placement [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line items]
Sale of stock (in Shares)	7,133,333
Vaso Corporation and Subsidaries [Member]
Description of Organization and Business Operations [Line items]
Par value (in Dollars per share)					$ 0.001		$ 0.001
Company owned rate				49.90%
Sale of the capital stock		51.00%
Initial term			3 years
Business combination value					$ 176,000,000
Pro forma equity value per share (in Dollars per share)					$ 10
Stockholders received amount					$ 17,600,000
Current shareholders amount					$ 500,000
Shares of common stock (in Shares)					750,000
Outstanding warrants					$ 8,250,000
Exercise price per share (in Dollars per share)					$ 11.5
Asset, Held-in-Trust [Member]
Description of Organization and Business Operations [Line items]
Amount on deposit in trust account					$ 429,125
Forecast [Member]
Description of Organization and Business Operations [Line items]
Deposits						$ 22,037.64
Business Combination [Member]
Description of Organization and Business Operations [Line items]
Business combination outstanding percentage					50.00%
Business Combination [Member] | Vaso Corporation and Subsidaries [Member]
Description of Organization and Business Operations [Line items]
Business combination outstanding percentage					44.00%
Public Stockholders [Member]
Description of Organization and Business Operations [Line items]
Public Share (in Dollars per share)					$ 10.15
Sponsor [Member] | Private Placement [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line items]
Gross proceeds					$ 5,350,000
Sale of stock (in Shares)					7,133,333
Sale of stock price per share (in Dollars per share)					$ 0.75